Offerings	Sep. 22, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, par value $0.001 per share and one Right entitling the holder to receive one-seventh (1/7) of one ordinary share(2)(3)
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Includes 15,000,000 units, consisting of 15,000,000 ordinary shares and 15,000,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting form share subdivisions, share consolidations, share capitalizations or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share, included as part of the Units(3)
Amount Registered | shares	11,500,000
Fee Rate	0.00%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting form share subdivisions, share consolidations, share capitalizations or similar transactions.
No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the Units(3)
Amount Registered | shares	11,500,000
Fee Rate	0.00%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting form share subdivisions, share consolidations, share capitalizations or similar transactions.
No fee pursuant to Rule 457(g).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares underlying Rights included as part of the Units(3)
Amount Registered | shares	1,642,857
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 16,428,570.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,268.78
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting form share subdivisions, share consolidations, share capitalizations or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative Shares
Amount Registered | shares	460,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 4,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 635.26